Taxation - Summary of Value-added Tax And Other Taxes (Details)		12 Months Ended	66 Months Ended
	Jun. 30, 2019	Dec. 31, 2025	Dec. 31, 2024
Services rendered
Value-added tax and other taxes
Value added tax rate (as a percent)		6.00%
Goods sold
Value-added tax and other taxes
Value added tax rate (as a percent)		13.00%
Advertising revenues
Value-added tax and other taxes
Culture business construction fee percentage	3.00%		1.50%
Culture business construction fee rate date up to which the prevailing rate is applicable		Dec. 31, 2027